Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (2,303,532)	$ (905,728)	$ (1,484,115)	$ (827,168)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	49,710	48,526	64,968	64,286
Stock based compensation	857,851	161,504	480,108	149,727
Issuance of common stock in exchange for consulting services	104,115	53,550	128,775	45,250
Changes in operating assets and liabilities:
Accounts receivable	(199,767)	0	(17,351)	0
Inventory	(173,163)	(398)	6,787	(19,447)
Prepaid expenses and other current assets	(60,063)	(11,358)	(3,742)	(3,603)
Other assets	0	0	(2,125)	0
Accounts payable	(179,368)	9,947	(47,686)	295,956
Accrued expenses	80,728	33,039	21,458	(97,196)
Net cash used in operating activities	(1,823,489)	(610,918)	(852,923)	(392,195)
Cash flows from investing activities:
Purchase of property and equipment	(4,698)	(7,756)	(7,757)	0
Net cash used in investing activities	(4,698)	(7,756)	(7,757)	0
Cash flows from financing activities:
Proceeds from advances-related parties	0	40,000	40,000	80,000
Proceeds from issuance of common stock and warrants	5,139,428	522,000	1,147,000	522,997
Net cash provided by financing activities	5,139,428	562,000	1,187,000	602,997
Net increase (decrease) in cash and cash equivalents	3,311,241	(56,674)	326,320	210,802
Cash and cash equivalents, beginning of period	552,315	225,995	225,995	15,193
Cash and cash equivalents, end of period	3,863,556	169,321	552,315	225,995
Supplemental disclosure of cash flow information:
Cash paid during the period for:Interest	0	0	0	0
Cash paid during the period for:Income taxes	$ 0	$ 0	$ 0	$ 0